Decommissioning and Other Provisions - Current and Non-Current Portion of Decommissioning and Other Provisions (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [line items]
Balance	CAD 470	CAD 343	CAD 398
Current portion	67	39
Non-current portion	403	304
Decommissioning and restoration
Disclosure of other provisions [line items]
Balance	437	293	233
Current portion	40	27
Non-current portion	397	266
Other
Disclosure of other provisions [line items]
Balance	33	50	CAD 165
Current portion	27	12
Non-current portion	CAD 6	CAD 38